Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues		$ 441,897	$ 363,746	$ 282,413
Total revenues		441,897	363,746	282,413
Operating cost and expenses
Integrated service cost		(226,172)	(209,553)	(166,793)
Promotional service expenses		(164,262)	(112,504)	(65,500)
Selling expenses		(22,587)	(20,578)	(16,477)
General and administrative expenses		(46,995)	(22,462)	(37,742)
Research and development expenses		(40,244)	(14,111)	(8,478)
Total operating costs and expenses		(500,260)	(379,208)	(294,990)
Operating loss		(58,363)	(15,462)	(12,577)
Other income/(expenses)
Financial expenses, net		(4,529)	(4,435)	(3,659)
Investment income		784	518	441
Change of fair value of warrant liabilities		(286)	(629)
Other income, net		794	5,001	5,121
Total other income/(expenses), net	[1]	(3,237)	455	1,903
Loss before income tax expense		(61,600)	(15,007)	(10,674)
Income tax expense		(2,853)	(2,572)	(231)
Loss from continuing operations, net of tax		(64,453)	(17,579)	(10,905)
Discontinued operations:
Net loss from the operations of the discontinued operations, net of tax				(994)
Net loss		(64,453)	(17,579)	(11,899)
Net loss from continuing operations		(64,453)	(17,579)	(10,905)
Less: Net (loss)/income attributable to non-controlling interests of continuing operations		4,210	9,333	(5,230)
Net loss from continuing operations attributable to the Company’s ordinary shareholders		(68,663)	(26,912)	(5,675)
Loss from discontinued operations, net of tax				(994)
Net loss from discontinued operations attributable to the Company’s ordinary shareholders				(994)
Net loss attributable to the Company’s ordinary shareholders		$ (68,663)	$ (26,912)	$ (6,669)
Net loss per ordinary share from continuing operations:
Basic (in Dollars per share)		$ (0.72)	$ (0.31)	$ (0.07)
Diluted (in Dollars per share)		(0.72)	(0.31)	(0.07)
Net loss per ordinary share from discontinued operations:
Basic (in Dollars per share)				(0.01)
Diluted (in Dollars per share)				(0.01)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)		(0.72)	(0.31)	(0.08)
Diluted (in Dollars per share)		$ (0.72)	$ (0.31)	$ (0.08)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)		95,996,861	85,441,057	81,600,000
Diluted (in Shares)		95,996,861	85,441,057	81,600,000
Loss from continuing operations before non-controlling interests		$ (64,453)	$ (17,579)	$ (10,905)
Loss from discontinued operations, net of tax				(994)
Net loss		(64,453)	(17,579)	(11,899)
Other comprehensive loss
Foreign currency translation difference		(1,524)	(1,137)	(2,410)
Total other comprehensive loss		(1,524)	(1,137)	(2,410)
Total comprehensive loss		(65,977)	(18,716)	(14,309)
Less: total comprehensive (loss)/income attributable to non-controlling interest		2,751	8,087	(9,801)
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders		(68,728)	(26,803)	(4,508)
Auto eInsurance service
Revenues
Revenues		170,549	118,109	67,640
Technology service
Revenues
Revenues		44,892	30,658	15,479
Auto service
Revenues
Revenues		$ 226,456	$ 214,979	$ 199,294

[1]	Included net of financial expenses, investment income, change of fair value of warrant liabilities and others.